Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 22, 2016	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Income tax rate		23.00%	23.00%	23.00%
Entitled benefit period		10 years
Limitation from the year of election term		14 years
Operating loss or NOL carry-forwards		$ 129,559	$ 127,162	$ 118,512
Deferred tax asset				$ 3
DTA percent		21.00%	21.00%	21.00%
Loan impairment charge			$ 16,487
Reversal/conversion gain		6,525
Share-based compensation		(12)	12	(57)
Excluded taxable income		0	0
Depreciation			$ 161	$ 212
uncertain tax positions			12 months
Interest and penalties related to income tax amount
Check Cap Us Inc [Member]
Income Taxes [Line Items]
Operating loss or NOL carry-forwards
Deferred tax asset, NOLs
Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Income tax rate				23.00%	23.00%
Reduction in income tax rate	6.00%
Development Area A [Member]
Income Taxes [Line Items]
Income tax rate	7.50%
Rest of Country [Member]
Income Taxes [Line Items]
Income tax rate	12.00%
Foreign Tax Jurisdiction [Member]
Income Taxes [Line Items]
Income tax rate		21.00%
U.S [Member]
Income Taxes [Line Items]
Operating loss or NOL carry-forwards				$ 13
Maximum [Member] | Check Cap Us Inc [Member]
Income Taxes [Line Items]
Operating loss or NOL carry-forwards			177,107
Minimum [Member] | Check Cap Us Inc [Member]
Income Taxes [Line Items]
Operating loss or NOL carry-forwards				13
Israeli statutory corporate tax [Member]
Income Taxes [Line Items]
Income tax rate		23.00%
Accumulated loss for tax		$ 129,559	$ 127,162	$ 118,512